DIVIDENDS	3 Months Ended
Mar. 31, 2025
Disclosure of dividend [abstract]
DIVIDENDS

NOTE 30. DIVIDENDS
The Ordinary and Extraordinary Shareholders' Meeting held on April 29, 2025, approved the distribution of cash dividends in the amount of Ps. 88,000,000 (equivalent to Ps. 88,000,000 in closing currency), which represented Ps. 54.79 (amount stated in Argentine pesos) per share. Additionally, the aforementioned Meeting resolved to delegate to the Board of Directors the power to withdraw from the Reserve for the eventual distribution of profits up to the amount of Ps. 300,000,000, which is equivalent to Ps. 300,000,000 at closing currency, subject to approval and to the terms and conditions that the subsidiary Banco Galicia obtains from the Argentine Central Bank with respect to the payment of dividends. (See Note 38).
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.14.25	88,000,000	88,000,000
The Ordinary and Extraordinary Shareholders' Meeting held on April 30, 2024, approved the distribution of cash dividends in the amount of Ps. 65,000,000 (equivalent to Ps. 101,354,503 in closing currency), which represented Ps. 44.08 (amount stated in Argentine pesos) per share. In addition, at said Meeting, the use of the Reserve for the eventual distribution of profits for up to Ps. 386,635,827 (equivalent to Ps. 602,881,306 in closing currency) was approved, delegating to the Board of Directors the power to pay it on one or more occasions until the annual meeting that discusses the income of the current fiscal year.
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.14.24	65,000,000	89,395,929
05.23.24	140,261,066	192,904,127
06.28.24	146,118,828	192,164,921
07.24.24	152,806,783	193,173,730